Revenue from Contracts with Customers (Tables)	9 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue
The following table represents our disaggregation of revenue between mobile and web platforms (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Mobile	$55,376	$61,130	$176,954	$186,928
Web	27,605	11,853	82,406	38,838
Total	$82,981	$72,983	$259,360	$225,766
The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
U.S.	$65,147	$63,719	$205,275	$197,551
Canada	4,980	5,101	14,800	15,121
United Kingdom	6,133	572	19,287	1,708
International-other (1)	6,721	3,591	19,998	11,386
Total	$82,981	$72,983	$259,360	$225,766
(1)Geographic location is presented as "International-other" when location data is not available.

Summary of Contract Assets and Liabilities
The following table summarized our opening and closing balances in contract assets and contract liabilities (in thousands):

	As of September 30,	As of December 31,
	2024	2023
Contract assets(1)	$445	$756
Contract liabilities	1,482	2,520
(1)Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.